Debt - Schedule of Changes in Debt Instruments (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Member]
Schedule of Changes in Debt Instruments [Line Items]
Balance of beginning	$ 18,419	$ 16,316	$ 16,316	$ 13,981
Less: Current portion		17,311	18,419
Long term debt	0
Issuance of debt
Debt repayments
Change in fair value
Stated interest	1,193	993	2,057	1,820
Amortization of debt discount and issuance costs		2	46	515
Balance of ending	0	17,311	18,419	16,316
Tasly Convertible Debt [Member]
Schedule of Changes in Debt Instruments [Line Items]
Balance of beginning	2,234	1,714	1,714
Less: Current portion			2,234
Long term debt
Issuance of debt			16	1,600
Debt repayments
Change in fair value			311	22
Stated interest			193	92
Amortization of debt discount and issuance costs
Balance of ending			2,234	1,714
Senior Notes [Member]
Schedule of Changes in Debt Instruments [Line Items]
Balance of beginning	25,268	20,155	20,155	15,149
Less: Current portion			25,268
Long term debt
Issuance of debt			3,210	3,235
Debt repayments			(150)
Change in fair value
Stated interest			2,053	1,771
Amortization of debt discount and issuance costs
Balance of ending			25,268	20,155
Promissory Notes [Member]
Schedule of Changes in Debt Instruments [Line Items]
Balance of beginning	910	849	849	576
Less: Current portion	1,045	895	910
Long term debt
Issuance of debt	100			375
Debt repayments				(151)
Change in fair value
Stated interest	35	46	61	49
Amortization of debt discount and issuance costs
Balance of ending	1,045	895	910	849
PPP Loan [Member]
Schedule of Changes in Debt Instruments [Line Items]
Balance of beginning	1,376	1,362	1,362	1,326
Less: Current portion	1,386	1,372	1,376
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Stated interest	10	10	14	36
Amortization of debt discount and issuance costs
Balance of ending	$ 1,386	$ 1,372	$ 1,376	$ 1,362